Other Non-Financial Liabilities - Summary of Breakdown of Other Non Financial Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Non Financial Liabilities [Line Items]
Other non-financial liabilities	$ 214,185,225	$ 133,311,398
Salaries, bonuses and payroll taxes payables [member]
Disclosure Of Other Non Financial Liabilities [Line Items]
Other non-financial liabilities	52,891,537	34,157,484
Withholdings [member]
Disclosure Of Other Non Financial Liabilities [Line Items]
Other non-financial liabilities	45,141,632	49,403,965
Miscellaneous payables [member]
Disclosure Of Other Non Financial Liabilities [Line Items]
Other non-financial liabilities	37,049,991	9,200,669
Taxes payables [member]
Disclosure Of Other Non Financial Liabilities [Line Items]
Other non-financial liabilities	33,767,097	24,013,937
Directors' and syndics' fees payable [member]
Disclosure Of Other Non Financial Liabilities [Line Items]
Other non-financial liabilities	17,494,014	2,136,436
Retirement pension payment orders pending settlement [member]
Disclosure Of Other Non Financial Liabilities [Line Items]
Other non-financial liabilities	1,588,373	3,503,012
Dividends payables [member]
Disclosure Of Other Non Financial Liabilities [Line Items]
Other non-financial liabilities	80,142
Others [member]
Disclosure Of Other Non Financial Liabilities [Line Items]
Other non-financial liabilities	$ 26,172,439	$ 10,895,895